UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash		$ 1,420,792	$ 6,293,415
Accounts receivable, net		2,904,189	6,337,730
Other receivables, net		136,724	133,266
Prepayments		531,555	511,385
Short-term investment		6,657,270	7,091,939
Escrow, current		600,000
Total current assets		12,250,530	20,367,735
OTHER ASSETS
Property and equipment, net		176,175	254,591
Right-of-use assets		129,507	292,743
Long-term deposits, net		230,548	175,085
Intangible assets, net		3,982,587	4,778,481
Escrow, non-current			600,000
Goodwill	[1]	1,912,102	2,009,769
Total other assets		6,430,919	8,110,669
Total assets		18,681,449	28,478,404
CURRENT LIABILITIES
Accounts payable		3,268,139	4,530,740
Bank loans - current		3,621,883	4,496,883
Other payables and accrued liabilities		1,284,867	947,976
Deferred revenue		1,665,352	1,405,374
Taxes payable		627,464	701,873
Lease liabilities - current		126,857	185,146
Total current liabilities		10,594,562	12,267,992
OTHER LIABILITIES
Deferred tax liabilities		41,129	81,992
Bank loans, non current		73,059	131,603
Lease liabilities - noncurrent		5,470	95,947
Total other liabilities		119,658	309,542
Total liabilities		10,714,220	12,577,534
SHAREHOLDERS’ EQUITY
Common Stock, Value, Issued		25,467	25,467
Additional paid-in capital		26,793,467	26,783,333
Statutory reserves		449,136	449,136
Accumulated deficits		(20,550,157)	(12,799,436)
Accumulated other comprehensive income		445,710	592,218
Total shareholders’ equity attributable to Infobird Co., Ltd		7,163,623	15,050,718
Noncontrolling interests		803,606	850,152
Total equity		7,967,229	15,900,870
Total liabilities and equity		$ 18,681,449	$ 28,478,404

[1]	See Note 4 for details.